Deutsche Investment Management Americas Inc.

One Beacon Street

Boston, MA 02108

December 3, 2015

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

RE:	Deutsche CROCI® International Fund and Deutsche Emerging Markets Frontier Fund (the “Funds”), each a series of Deutsche International Fund, Inc. (the “Corporation”) (Reg. Nos. 002-14400; 811-00642)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Corporation hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed on behalf of each of the Funds pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No. 156 to the Corporation’s Registration Statement on Form N-1A (the “Amendment”) would not have differed from that contained in the Amendment, which is the most recent amendment to such Registration Statement relating to the Funds and was filed electronically on November 30, 2015.

Any comments or questions on this filing should be directed to the undersigned at (617) 295-3011.

Sincerely yours,

/s/James M. Wall

James M. Wall

Director & Senior Counsel

cc: John Marten, Esq., Vedder